Equity (Details) $ / shares in Units, $ in Thousands						1 Months Ended	12 Months Ended
	Jan. 10, 2022 USD ($) shares	Jan. 04, 2022 USD ($)	Sep. 13, 2020 USD ($) $ / shares shares	Mar. 31, 2020 $ / shares shares	Feb. 21, 2020 USD ($) $ / shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2021 $ / shares shares
Equity (Details) [Line Items]
Discount rate percentage					25.00%
Ordinary price per share (in Dollars per share) | $ / shares					$ 1.526	$ 1.526			$ 2.514
Amount Received					$ 579
Converted shares (in Shares) | shares						379,593
Exercised granted shares (in Shares) | shares									596,659
Private placement units (in Shares) | shares	31,680,000
Gross proceeds	$ 31,283
Description of warrant exercisable							Each unit consists of one Ordinary share and one-half of one Ordinary share purchase warrant exercisable for two years at an exercise price of CAD1.88 ($1.49) per share.
Warrant							$ 259
Cash commissions							$ 1,951
Agent compensation options (in Shares) | shares							1,810,740
Exercise price | (per share)							$ (0.99)	$ 1.25
Option value							$ 515	$ 515
Triple V [Member]
Equity (Details) [Line Items]
Amount Received					100
A-Labs [Member]
Equity (Details) [Line Items]
Amount Received					30
New Investor [Member]
Equity (Details) [Line Items]
Amount Received		$ 1,500
Consideration amount			$ 1,500
Ordinary shares, issued (in Shares) | shares			621,375
Warrant to purchase (in Shares) | shares			596,659
Ordinary shares per share price (in Dollars per share) | $ / shares			$ 2.514
SAFE [Member]
Equity (Details) [Line Items]
Additional capital increased					$ 1,500
SAFE agreement dated August 30, 2019 [Member]
Equity (Details) [Line Items]
Ordinary price per share (in Dollars per share) | $ / shares									$ 1.953
Converted shares (in Shares) | shares									268,179
SAFE Agreement dated March 31, 2020 [Member]
Equity (Details) [Line Items]
Ordinary price per share (in Dollars per share) | $ / shares				$ 1.696
Converted shares (in Shares) | shares				115,661
Private Placements [Member]
Equity (Details) [Line Items]
Gross proceeds							27,028
Warrant							4,255
Net addition to equity							25,336
Issuance cost							1,692
Warrant liability							$ 4,255